Advance to Suppliers	9 Months Ended
Sep. 30, 2021
Advance To Suppliers [Abstract]
ADVANCE TO SUPPLIERS

Note 7 – ADVANCE TO SUPPLIERS

Advance to suppliers primarily consists of the prepayments to cryptocurrency mining machine and standardized computing equipment. The balance of advance to suppliers was $14,186,429 and nil as of September 30, 2021 and December 31, 2020, respectively.